INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF THE FEDERAL INCOME TAX RATE

A reconciliation of the federal income tax rate to the Company’s effective tax rate at September 30, 2025 and 2024 is as follows:

	September 30,
	2025	2024
Federal Statutory Rate	21%	21%
State tax, net of income tax benefit	0%	0%
Effect of permanent difference	-11%	-0.1%
Change in valuation allowance	-10%	-20.9%
	-	-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Further, the components of our deferred tax assets and liabilities, which were fully offset with a valuation allowance, were as follows as of September 30, 2025 and 2024:

	September 30,
Deferred Tax Assets:	2025	2024
Operating loss carryforward	$454,843	$38,575
Start-up costs	-	1,103
Total Deferred Tax Assets	$454,843	$39,678

Deferred Tax Liabilities:
Depreciation	$(295)	$(225)
Total deferred tax liabilities	(295)	(225)

Net deferred tax assets	454,549	39,453
Valuation allowance	(454,549)	(39,453)
Total net deferred tax assets	$-	$-